Income Tax - income tax expense attributable to income before income taxes (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax
Expected expense (ISR)	$ 2,022,521	$ 1,555,111	$ 1,292,925
Expected expense (Percentage)	30.00%	30.00%	30.00%
Increase (decrease) resulting from:
Net effects of inflation (ISR)	$ (379,311)	$ (196,379)	$ (168,822)
Net effects of inflation (Percentage)	(6.00%)	(4.00%)	(4.00%)
(Non-taxable income) Non-deductible expenses (ISR)	$ 29,503	$ 7,641	$ 11,027
(Non-taxable income) Non-deductible expenses (Percentage)	0.00%	0.00%	0.00%
Effect of rate difference of foreign subsidiary (ISR)	$ 42,516	$ 20,907	$ 48,658
Effect of rate difference of foreign subsidiary (Percentage)	1.00%	0.00%	1.00%
Effect from non-deductible employee benefits (ISR)	$ 145,301	$ 115,496	$ 70,202
Effect from non-deductible employee benefits (Percentage)	3.00%	2.00%	2.00%
Effect of tax incentive	$ (54,523)	$ (69,920)	$ (60,861)
Effect of tax incentive (Percentage)	(1.00%)	(1.00%)	(1.00%)
Effect of carryback tax losses in the United States of America (ISR)	$ 0	$ (190,144)	$ 0
Effect of carryback tax losses in the United States of America (Percentage)		(4.00%)	0.00%
Bargain purchase gain of domestic business acquisition (ISR)	0	$ (27,267)	$ 0
Bargain purchase gain of domestic business acquisition (Percentage)		0.00%	0.00%
Other (ISR)	$ 1,631	$ (3,834)	$ (68,151)
Other (Percentage)	0.00%	0.00%	(2.00%)
Income tax expense (ISR)	$ 1,807,638	$ 1,211,611	$ 1,124,978
Income tax expense (Percentage)	27.00%	23.00%	26.00%